Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Subsidiaries - Balance Sheet

December 31, 2013	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 84,005	$ (8,777)	$ 9,190	$ -	$ 84,418
Accounts receivable, including intercompany	925	509,580	1,000	(419,735)	91,770
Inventories	-	6,246	457	-	6,703
Current deferred income taxes	-	21,307	126	(1,176)	20,257
Prepaid income taxes	3,710	1,176	349	(1,545)	3,690
Prepaid expenses	6,925	10,682	211	-	17,818
Total current assets	95,565	540,214	11,333	(422,456)	224,656
Investments of deferred compensation plans	-	-	42,465	-	42,465
Properties and equipment, at cost less accumulated depreciation	10,184	80,144	2,627	-	92,955
Identifiable intangible assets less accumulated amortization	-	56,556	-	-	56,556
Goodwill	-	462,489	4,382	-	466,871
Other assets	17,782	1,775	15,888	(25,247)	10,198
Investments in subsidiaries	945,450	27,564	-	(973,014)	-
Total assets	$ 1,068,981	$ 1,168,742	$ 76,695	$ (1,420,717)	$ 893,701
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 417,593	$ 39,424	$ 4,476	$ (419,735)	$ 41,758
Current portion of long-term debt	183,564	-	-	-	183,564
Income taxes	1,106	210	340	(1,545)	111
Accrued insurance	784	41,075	-	-	41,859
Accrued compensation	5,047	42,905	371	-	48,323
Accrued legal	6,031	17,179	-	-	23,210
Other current liabilities	2,739	22,219	1,379	(1,176)	25,161
Total current liabilities	616,864	163,012	6,566	(422,456)	363,986
Deferred income taxes	-	52,548	-	(25,247)	27,301
Deferred compensation liabilities	-	-	42,348	-	42,348
Other liabilities	3,227	6,914	1,035	-	11,176
Stockholders' equity	448,890	946,268	26,746	(973,014)	448,890
Total liabilities and stockholders' equity	$ 1,068,981	$ 1,168,742	$ 76,695	$ (1,420,717)	$ 893,701
December 31, 2012	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 56,342	$ 4,674	$ 8,515	$ -	$ 69,531
Accounts receivable, including intercompany	925	427,341	889	(335,822)	93,333
Inventories	-	6,505	553	-	7,058
Current deferred income taxes	-	14,633	173	(1,147)	13,659
Prepaid income taxes	4,043	-	-	(1,400)	2,643
Prepaid expenses	564	10,656	227	-	11,447
Total current assets	61,874	463,809	10,357	(338,369)	197,671
Investments of deferred compensation plans	-	-	36,089	-	36,089
Properties and equipment, at cost less accumulated depreciation	10,984	78,236	2,714	-	91,934
Identifiable intangible assets less accumulated amortization	-	57,177	-	-	57,177
Goodwill	-	461,277	4,555	-	465,832
Other assets	19,025	2,005	13,797	(23,904)	10,923
Investments in subsidiaries	874,692	24,298	-	(898,990)	-
Total assets	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 325,916	$ 53,934	$ 4,444	$ (335,822)	$ 48,472
Income taxes	1,019	3,816	1,503	(1,400)	4,938
Accrued insurance	1,339	39,315	-	-	40,654
Accrued compensation	4,119	40,891	447	-	45,457
Accrued legal	6	1,155	-	-	1,161
Other current liabilities	2,780	12,748	1,759	(1,147)	16,140
Total current liabilities	335,179	151,859	8,153	(338,369)	156,822
Deferred income taxes	-	51,566	-	(23,904)	27,662
Long-term debt	174,890	-	-	-	174,890
Deferred compensation liabilities	-	-	35,599	-	35,599
Other liabilities	3,215	7,352	795	-	11,362
Stockholders' equity	453,291	876,025	22,965	(898,990)	453,291
Total liabilities and stockholders' equity	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626

Schedule Of Guarantor Subsidiaries - Income Statement

For the year ended December 31, 2013		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Net sales and service revenues	$ -	$ 1,383,140	$ 30,189	$ -	$ 1,413,329
Cost of services provided and goods sold	-	991,816	16,992	-	1,008,808
Selling, general and administrative expenses	23,055	176,967	12,496	-	212,518
Depreciation	959	25,797	942	-	27,698
Amortization	1,981	2,709	-	-	4,690
Other operating expenses	-	26,221	-	-	26,221
Total costs and expenses	25,995	1,223,510	30,430	-	1,279,935
Income/(loss) from operations	(25,995)	159,630	(241)	-	133,394
Interest expense	(14,713)	(504)	182	-	(15,035)
Other (expense)/income - net	16,326	(15,833)	4,977	-	5,470
Income/(loss) before income taxes	(24,382)	143,293	4,918	-	123,829
Income tax (provision)/benefit	7,729	(54,456)	125	-	(46,602)
Equity in net income of subsidiaries	93,880	4,409	-	(98,289)	-
Net income	$ 77,227	$ 93,246	$ 5,043	$ (98,289)	$ 77,227

For the year ended December 31, 2012		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Net sales and service revenues	$ -	$ 1,400,561	$ 29,482	$ -	$ 1,430,043
Cost of services provided and goods sold	-	1,017,001	16,320	-	1,033,321
Selling, general and administrative expenses	22,618	175,166	10,872	-	208,656
Depreciation	942	24,179	888	-	26,009
Amortization	1,924	2,588	-	-	4,512
Other operating expenses	-	1,126	-	-	1,126
Total costs and expenses	25,484	1,220,060	28,080	-	1,273,624
Income/(loss) from operations	(25,484)	180,501	1,402	-	156,419
Interest expense	(13,999)	(666)	(58)	-	(14,723)
Other (expense)/income - net	17,626	(16,992)	3,489	-	4,123
Income/(loss) before income taxes	(21,857)	162,843	4,833	-	145,819
Income tax (provision)/benefit	7,001	(61,794)	(1,722)	-	(56,515)
Equity in net income of subsidiaries	104,160	3,190	-	(107,350)	-
Net income	$ 89,304	$ 104,239	$ 3,111	$ (107,350)	$ 89,304

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Net sales and service revenues	$ -	$ 1,328,425	$ 27,545	$ -	$ 1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$ 85,979	$ 100,853	$ 2,829	$ (103,682)	$ 85,979

Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows

For the year ended December 31, 2013		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 9,592	$ 138,580	$ 2,675	$ 150,847
Cash Flow from Investing Activities:
Capital expenditures	(160)	(28,272)	(892)	(29,324)
Business combinations, net of cash acquired	-	(2,257)	-	(2,257)
Other sources/(uses) - net	(66)	255	46	235
Net cash used by investing activities	(226)	(30,274)	(846)	(31,346)
Cash Flow from Financing Activities:
Purchases of treasury stock	(92,911)	-	-	(92,911)
Capital stock surrendered to pay taxes on stock-based compensation	(5,348)	-	-	(5,348)
Dividends paid to shareholders	(14,148)	-	-	(14,148)
Proceeds from exercise of stock options	17,122	-	-	17,122
Realized excess tax benefit on share based compensation	3,982	-	-	3,982
Debt issuance costs	(1,108)	-	-	(1,108)
Change in cash overdrafts payable	4,578	(15,993)	-	(11,415)
Change in intercompany accounts	106,082	(105,764)	(318)	-
Other sources - net	48	-	(836)	(788)
Net cash provided/(used) by financing activities	18,297	(121,757)	(1,154)	(104,614)
Net increase in cash and cash equivalents	27,663	(13,451)	675	14,887
Cash and cash equivalents at beginning of year	56,342	4,674	8,515	69,531
Cash and cash equivalents at end of period	$ 84,005	$ (8,777)	$ 9,190	$ 84,418
For the year ended December 31, 2012		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 5,267	$ 123,431	$ 3,070	$ 131,768
Cash Flow from Investing Activities:
Capital expenditures	(285)	(33,944)	(1,023)	(35,252)
Business combinations, net of cash acquired	-	(5,900)	-	(5,900)
Other sources/(uses) - net	178	312	(22)	468
Net cash used by investing activities	(107)	(39,532)	(1,045)	(40,684)
Cash Flow from Financing Activities:
Purchases of treasury stock	(60,624)	-	-	(60,624)
Capital stock surrendered to pay taxes on stock-based compensation	(4,098)	-	-	(4,098)
Dividends paid to shareholders	(13,026)	-	-	(13,026)
Proceeds from exercise of stock options	12,310	-	-	12,310
Realized excess tax benefit on share based compensation	3,435	-	-	3,435
Change in cash overdrafts payable	(5,338)	7,262	-	1,924
Change in intercompany accounts	85,935	(85,065)	(870)	-
Other sources - net	118	-	327	445
Net cash provided/(used) by financing activities	18,712	(77,803)	(543)	(59,634)
Net increase in cash and cash equivalents	23,872	6,096	1,482	31,450
Cash and cash equivalents at beginning of year	32,470	(1,422)	7,033	38,081
Cash and cash equivalents at end of period	$ 56,342	$ 4,674	$ 8,515	$ 69,531
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 12,444	$ 158,159	$ 3,740	$ 174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(143,970)	-	-	(143,970)
Capital stock surrendered to pay taxes on stock-based compensation	(3,916)	-	-	(3,916)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	108	-	(156)	(48)
Net cash used by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$ 32,470	$ (1,422)	$ 7,033	$ 38,081